Significant Accounting Policies, Income Taxes (Details) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018 Subsidiary	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income Taxes [Abstract]
Hong Kong profits tax rate percentage		16.50%
Hong Kong profits tax		$ 0
Greek annual contribution		$ 99
Number of vessel-owning subsidiaries registered in Malta | Subsidiary	2
Minimum stock ownership percentage under 50% Ownership Test	50.00%	50.00%
Minimum stock ownership percentage under 5% Override Rule	50.00%	50.00%
Minimum percentage of days stock owned during taxable year under 5% Override Rule	50.00%	50.00%
Minimum stock ownership percentage for individual under 5% Override Rule	5.00%	5.00%
Income taxes		$ 16	$ 0	$ 34
Statutory Tax Exemption on United States Source Income [Member]
Income Taxes [Abstract]
Maximum percentage of shipping income estimated to be treated as United States source income		50.00%
Estimated effective tax rate on United States source income		2.00%
Income taxes		$ 0	$ 0	$ 34